SHAREHOLDERS' DEFICIT - Ordinary shares (Details)		1 Months Ended	6 Months Ended
	Jan. 21, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jul. 30, 2022 $ / shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock			20.00%		20.00%
Cash withdrawn from Trust Account in connection with redemption | $	$ 148,079,821	$ 148,079,821	$ 43,349,494
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized			500,000,000		500,000,000	500,000,000
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1		1	1
Ordinary shares, shares issued			0		0
Ordinary shares, shares outstanding			0		0
Ordinary shares, Subject to possible redemption issued			8,202,277		23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption			8,202,277		23,000,000	23,000,000
Cash withdrawn from Trust Account in connection with redemption | $			$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period	14,797,723	14,797,723	14,797,723
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000		50,000,000	50,000,000
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1		1	1
Ordinary shares, shares issued			5,750,000		5,750,000	5,750,000
Ordinary shares, shares outstanding			5,750,000		5,750,000	5,750,000